SHORT-TERM INVESTMENTS, NET -Summary of Short Term Available For sale Products (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Debt securities:
Held-to-maturity time deposit	¥ 635,039,118	$ 89,443,389	¥ 1,373,910,523
Equity securities:
Marketable wealth management products			567,522,325
Marketable equity securities	253,865	35,756
Less: allowance for short-term investments	(222,589)	(31,351)	0	$ 0
Total short-term investments	¥ 635,070,394	$ 89,447,794	¥ 1,941,432,848